Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other liabilities [Abstract]
Other liabilities

Other liabilities as of December 31, 2018 and 2019 are as follows:

	2018		2019
Lease liabilities	~~W~~	—	1,104,259
Accounts payable		9,748,168	11,894,764
Accrued expenses		3,267,188	3,502,538
Dividend payable		49,486	31,599
Advance receipts		131,386	173,850
Unearned income		236,827	294,710
Withholding value-added tax and other taxes		547,097	720,053
Securities deposit received		651,153	1,903,119
Foreign exchange remittances pending		225,956	243,532
Domestic exchange remittances pending		1,115,939	1,452,955
Borrowing from trust account		2,999,445	5,350,285
Due to agencies		779,473	744,660
Deposits for subscription		76,019	60,500
Separate account liabilities		2,845,380	8,700,695
Sundry liabilities		2,496,169	1,968,823
Other		50,881	151,056
Present value discount		(20,888)	(59,840)

	~~W~~	25,199,679	38,237,558

(*)

As of December 31, 2019, the Group accounts for the lease liabilities as other liabilities. During the year ended December 31, 2019, the amount of variable lease payments that are not included in the measurement of lease liabilities is ~~W~~189 million, cash outflows from leases are ~~W~~275,218 million, and interest expense on lease liabilities is ~~W~~11,291 million